UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Innovator ETFs Trust
 (Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Morrison Warren
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-621-1675
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Innovator IBD 50 ETF
Schedule of Investments
July 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.69%
Apparel - 3.49%
Canada Goose Holdings, Inc. (a)	294,091	$16,889,646
Banks - 2.13%
SVB Financial Group (a)	33,457	10,300,741
Biotechnology - 6.88%
Illumina, Inc. (a)	49,381	16,017,221
Ligand Pharmaceuticals, Inc. (a)	78,953	17,237,809
		33,255,030
Building Materials - 2.24%
PGT Innovations, Inc. (a)	450,105	10,802,520
Commercial Services - 8.09%
Grand Canyon Education, Inc. (a)	21,777	2,537,674
HealthEquity, Inc. (a)	189,549	14,310,949
PayPal Holdings, Inc. (a)	28,448	2,336,719
Robert Half International, Inc.	34,885	2,642,888
TAL Education Group - ADR (a)	382,071	12,222,451
TransUnion	69,771	5,051,420
		39,102,101
Computers - 1.54%
EPAM Systems, Inc. (a)	38,902	5,065,430
Fortinet, Inc. (a)	37,985	2,389,636
		7,455,066
Diversified Financial Services - 2.60%
E*TRADE Financial Corp. (a)	42,486	2,541,088
Evercore, Inc.	46,354	5,238,002
Mastercard, Inc.	24,274	4,806,252
		12,585,342
Electronics - 3.06%
KEMET Corp. (a)	568,372	14,771,988
Energy-Alternate Sources - 2.97%
SolarEdge Technologies, Inc. (a)	269,595	14,355,934
Healthcare-Products - 8.68%
ABIOMED, Inc. (a)	42,251	14,979,247
Align Technology, Inc. (a)	47,660	16,997,939
IDEXX Laboratories, Inc. (a)	20,701	5,070,296
Intuitive Surgical, Inc. (a)	9,662	4,910,132
		41,957,614
Internet - 21.36%
Alibaba Group Holding Ltd. - ADR (a)	13,129	2,458,143
Baozun, Inc. - ADR (a)	286,227	16,558,232
Facebook, Inc. (a)	47,803	8,249,842
GrubHub, Inc. (a)	135,050	16,461,245
Palo Alto Networks, Inc. (a)	72,627	14,399,029
TechTarget, Inc. (a)	547,233	15,552,361
The Trade Desk, Inc. (a)	195,355	16,472,333
Twitter, Inc. (a)	411,477	13,113,772
		103,264,957

Leisure Time - 3.04%
Planet Fitness, Inc. (a)	309,447	14,704,921
Lodging - 2.09%
Huazhu Group Ltd. - ADR	252,426	10,099,564
Pharmaceuticals - 4.20%
PRA Health Sciences, Inc. (a)	97,298	10,229,912
Supernus Pharmaceuticals, Inc. (a)	190,603	10,092,429
		20,322,341
Retail - 6.33%
Copart, Inc. (a)	178,251	10,229,825
Five Below, Inc. (a)	184,053	17,882,589
Lululemon Athletica, Inc. (a)	20,789	2,493,641
		30,606,055
Semiconductors - 3.18%
Integrated Device Technology Co. (a)	76,048	2,618,333
Micron Technology, Inc. (a)	97,372	5,140,268
Monolithic Power Systems, Inc.	19,184	2,545,333
NVIDIA Corp. (a)	20,640	5,053,910
		15,357,844
Software - 9.76%
Adobe Systems, Inc. (a)	59,262	14,500,226
Atlassian Corp Plc (a)	77,534	5,614,237
Momo, Inc. - ADR (a)	120,424	4,939,792
Paycom Software, Inc. (a)	92,331	9,810,169
ServiceNow, Inc. (a)	56,550	9,950,538
Veeva Systems, Inc. (a)	31,431	2,377,127
		47,192,089
Telecommunications - 2.01%
Arista Networks, Inc. (a)	37,903	9,692,934
Transportation - 3.04%
ZTO Express Cayman, Inc. - ADR	741,614	14,706,206
TOTAL COMMON STOCKS (Cost $445,340,653)		$467,422,893

MASTER LIMITED PARTNERSHIPS - 3.17%
Oil & Gas - 3.17%
Viper Energy Partners L.P.	478,997	$15,318,324
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $13,412,239)		$15,318,324

SHORT TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
Fidelity Government Portfolio - Class I, 1.80% (b)	1,036,285	$1,036,285
TOTAL SHORT TERM INVESTMENTS (Cost $1,036,285)		$1,036,285

Total Investments (Cost $459,789,177) - 100.07%		$483,777,502
Liabilities in Excess of Other Assets - (0.07)%		(340,246)
TOTAL NET ASSETS - 100.00%		$483,437,256

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these Schedules of Investments.

Innovator IBD ETF Leaders ETF
Schedule of Investments
July 31, 2018 (Unaudited)
	Shares	Value
EXCHANGE TRADED FUNDS - 100.00%
Other Investment Pools and Funds - 100.00%
ARK Genomic Revolution Multi-Sector ETF	151,535	$4,455,129
ARK Innovation ETF	97,902	4,361,534
ARK Web x.0 ETF	79,373	4,371,865
Fidelity MSCI Energy Index ETF	207,230	4,455,445
Fidelity MSCI Information Technology Index ETF	79,674	4,491,223
First Trust Cloud Computing ETF	82,808	4,421,947
First Trust Dow Jones Internet Index Fund (a)	31,991	4,331,581
First Trust Energy AlphaDEX Fund	260,415	4,455,701
iShares North American Tech-Software ETF	24,106	4,472,145
iShares U.S. Oil & Gas Exploration & Production ETF	59,260	4,533,391
SPDR S&P Oil & Gas Exploration & Production ETF	102,267	4,399,526
Vanguard Energy ETF	41,907	4,451,362
TOTAL EXCHANGE TRADED FUNDS (Cost $51,464,087)		$53,200,849

SHORT TERM INVESTMENTS - 0.05%
Money Market Funds - 0.05%
Fidelity Government Portfolio - Class I, 1.80% (a)	28,655	$28,655
TOTAL SHORT TERM INVESTMENTS (Cost $28,655)		$28,655

Total Investments (Cost $51,492,742) - 100.05%		$53,229,504
Liabilities in Excess of Other Assets - (0.05)%		(27,702)
TOTAL NET ASSETS - 100.00%		$53,201,802

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these Schedules of Investments.

Innovator Loup Frontier Tech ETF
Schedule of Investments
July 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.98%
Aerospace/Defense - 3.81%
Aerovironment, Inc. (a)	1,306	$96,135
Auto Manufacturers - 2.60%
Tesla, Inc. (a)	220	65,591
Auto Parts & Equipment - 9.24%
Aptiv Plc	724	71,002
Autoliv, Inc.	480	49,181
Denso Corp.	1,800	88,604
Veoneer, Inc. (a)	460	24,058
		232,845
Computers - 2.73%
BlackBerry Ltd. (a)	7,002	68,736
Electronics - 26.97%
FARO Technologies, Inc. (a)	1,418	92,312
FLIR Systems, Inc.	1,630	95,518
II-VI, Inc. (a)	2,872	112,582
Isra Vision AG	1,388	85,372
Omron Corp.	1,800	81,134
Renishaw Plc	1,916	137,562
Trimble, Inc. (a)	2,132	75,260
		679,740
Healthcare-Products - 6.97%
Intuitive Surgical, Inc. (a)	172	87,409
Mazor Robotics Ltd. - ADR (a)	1,410	88,294
		175,703
Machinery-Construction & Mining - 4.28%
ABB Ltd.	4,706	107,936
Machinery-Diversified - 13.79%
Cognex Corp.	1,714	90,465
Keyence Corp.	200	105,371
Rockwell Automation, Inc.	424	79,525
Yaskawa Electric Corp.	2,200	72,209
		347,570
Miscellaneous Manufacturing - 3.56%
Fabrinet (a)	2,292	89,663
Semiconductors - 26.03%
Advanced Micro Devices, Inc. (a)	4,966	91,027
AMS AG	1,562	112,731
Himax Technologies, Inc. - ADR	10,648	70,383
Micron Technology, Inc. (a)	2,348	123,950
NVIDIA Corp. (a)	334	81,783
STMicroelectronics NV	3,762	81,845
Teradyne, Inc.	2,180	94,285
		656,004
TOTAL COMMON STOCKS (Cost $2,499,074)		$2,519,923

SHORT TERM INVESTMENTS - 0.03%
Money Market Funds - 0.03%
Fidelity Government Portfolio - Class I, 1.80% (b)	836	$836
TOTAL SHORT TERM INVESTMENTS (Cost $836)		$836

Total Investments (Cost $2,499,910) - 100.01%		$2,520,759
Liabilities in Excess of Other Assets - (0.01)%		(277)
TOTAL NET ASSETS - 100.00%		$2,520,482

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these Schedules of Investments.

Notes to Schedule of Investments
July 31, 2018 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Innovator ETFs Trust (the “Trust”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board of Trustees. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method. Distributions received from Funds’ investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between all levels during the period for the Funds. Transfers between levels are recognized at the end of the reporting period.

Innovator IBD 50 ETF
	Level 1	Level 2	Level 3	Total

Common Stocks	$467,422,893	-	-	$467,422,893
Master Limited Partnerships	15,318,324	-	-	15,318,324
Short Term Investments	1,036,285	-	-	1,036,285
Total Investments in Securities	$483,777,502	-	-	$483,777,502

Innovator IBD ETF Leaders ETF
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,200,849	-	-	$53,200,849
Short Term Investments	28,655	-	-	28,655
Total Investments in Securities	$53,229,504	-	-	$53,229,504
Innovator Loup Frontier Tech ETF
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,519,923	-	-	$2,519,923
Short Term Investments	836	-	-	836
Total Investments in Securities	$2,520,759	-	-	$2,520,759

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust

By (Signature and Title)     /s/ Bruce Bond
    Bruce Bond, Principal Executive Officer

Date   9/04/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date   9/04/2018

By (Signature and Title)*   /s/ John Southard
John Southard, Principal Financial Officer

Date   9/04/2018

* Print the name and title of each signing officer under his or her signature.